Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	June 30, 2024			December 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definitive-lived:
Developed technology	$22,260,000	$(3,895,000)	$18,365,000	$22,260,000	$(3,339,000)	$18,921,000
Total	$22,260,000	$(3,895,000)	$18,365,000	$22,260,000	$(3,339,000)	$18,921,000

	12/31/2023			12/31/2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definitive-lived:
Developed technology	$22,260,000	$(3,339,000)	$18,921,000	$22,260,000	$(2,226,000)	$20,034,000
Total	$22,260,000	$(3,339,000)	$18,921,000	$22,260,000	$(2,226,000)	$20,034,000

Schedule of Future Amortization of Developed Technologies

The following table represents future amortization of developed technologies for the years ending December 31:

2024	$557,000
2025	$1,113,000
2026	$1,113,000
2027	$1,113,000
2028	$1,113,000
Thereafter	$13,356,000

The following table represents future amortization of developed technologies for the years ending December 31:

2024	$1,113,000
2025	$1,113,000
2026	$1,113,000
2027	$1,113,000
2028	$1,113,000
Thereafter	$13,356,000